Filed with the Securities and Exchange Commission on October  13, 2000

Registration No. 33-88362                    Investment Company Act No. 811-8884
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-effective Amendment No. 6
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 3 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

    ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484 , TEL. #: (203) 926-1888
             (Address of Depositor's Principal Executive Offices and
                          Depositor's Telephone Number

                    M. PRISCILLA PANNELL, CORPORATE SECRETARY
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:


                            SCOTT K. RICHARDSON, ESQ.
                                SENIOR COUNSEL
              One Corporate Drive, Shelton, CT 06484 (203) 925-3830


                Approximate Date of Proposed Sale to the Public:
         October 23, 2000 or as soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing become effective: (check appropriate space)  ___
  ___  immediately    upon   filing   pursuant   to  paragraph (b) of Rule 485.
   X  on  October 23, 2000 pursuant to paragraph (b) of  Rule  485.
  ___ 60  days  after  filing  pursuant  to  paragraph  (a)(i) of Rule 485.
  ___ on  ___________pursuant  to  paragraph (a)(i) of Rule 485.
  ___ 75 days after filing  pursuant to  paragraph  (a)(ii) of Rule 485.
  ___ on  ___________  pursuant  to  paragraph (a)(ii) of Rule 485.
  ___ If checked, this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================================================================
                                CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
--------------------------------------------------------------------------------------------------------------------------------

American Skandia Life Assurance
 Corporation Annuity Contracts    Indefinite*            Indefinite*                                       $0
================================================================================================================================

          *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
--------------------------------------------------------------------------------
Gal3


                                      NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 33-88362 for the purpose of including in the Registration Statement a Prospectus Supplement which adds a new variable sub-account to the variable annuity contract described in the registration statement, announces a fund substitution and amends certain other disclosure in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

GAL3






                   Supplement to Prospectus Dated May 1, 2000
                        Supplement dated October 23, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                            A. NOTICE OF SUBSTITUTION

American Skandia has filed an exemptive application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-account". The Replaced Portfolio/Sub-account described below is only available until the effective date of the Substitution, at which time it will cease to be offered as an investment options. The Substitute Portfolio/Sub-account is only available as of the date of the Fund Substitution and is only available to those Contract Owners affected by the Fund Substitution.

--------------------------------------------------------- ---------- ---------------------------------------------------------------
             REPLACED PORTFOLIO/SUB-ACCOUNT                                         SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

--------------------------------------------------------- ---------- ---------------------------------------------------------------
--------------------------------------------------------------- -------- -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger Mid-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger Mid-Cap Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
--------------------------------------------------------------- --- ---- -----------------------------------------------------------
The  Alger  American  Fund - MidCap  Growth:  seeks  long-term           AST Alger Mid-Cap Growth:  seeks long-term  capital growth.
capital   appreciation.   The  Portfolio  focuses  on  midsize           The Portfolio invests primarily in equity securities,  such
companies  with  promising  growth  potential.   Under  normal           as  common or  preferred  stocks,  that are  listed on U.S.
circumstances,  the Portfolio  invests primarily in the equity           exchanges or in the  over-the-counter  market. Under normal
securities of companies having a market  capitalization within           circumstances,  the  Portfolio  invests  primarily  in  the
the range of companies in the S&P MidCap 400 Index                       equity    securities   of   companies   having   a   market
                                                                         capitalization  within  the range of  companies  in the S&P
                                                                         MidCap 400 Index.
--------------------------------------------------------------- --- ---- -----------------------------------------------------------

We expect to receive the SEC Exemptive Order and complete the Substitution by the end of November 2000. Those Contract Owners effected by the Substitution will receive additional information from American Skandia notifying them of their rights under the SEC Exemptive Order.

For a 30 day period following the Substitution, Contract Owners will be allowed to transfer Account Value out of the Replaced Portfolio/Sub-account to any other investment options available under the Annuity. Any such transfers during this period will not count in determining whether the maximum number of free transfers has been exceeded. Additionally, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would also not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The Substitution will not affect your rights or our obligations under the Annuity and American Skandia will bear any expenses in connection with the Substitution.

                    B. ADDITIONAL VARIABLE INVESTMENT OPTION

The underlying Portfolio shown below is being offered as a Sub-account under your Annuity.

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
                                                Management     Other          12b-1 Fees    Total Annual        Fee        Net
                                                   Fees         Expenses                      Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                                              Operating      Expense       Fund
                                                                                              Expenses     Reimbursement 1 Operating
                                                                                                                           Expenses
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
American Skandia Trust: 2
  AST Alger Mid-Cap Growth 3                       0.80%         0.23%           0.00%           1.03%          0.18%         0.85%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------

1 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least April 30, 2001. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

2 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

3 This Portfolio commenced operations in October 2000, however, it is only available as of the date of the Fund Substitution and is only available to those Contract Owners affected by the Fund Substitution. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

The Expense Example shown below is being added with respect to the new Portfolio that is being offered as a Sub-account under your Annuity.

------------------------------------------------------------------------------------------------------------------------------------
                                                                Expense Examples
                                               (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                     ---------------------------------------------- ------- ----------------------------------------
                                     If you  surrender  your Annuity at the end of           If you do not  surrender  your Annuity
                                     the applicable time period,  and your Account           at  the  end of  the  applicable  time
                                     Value  is  $50,000  or  higher,  so that  the           period   or   begin   taking   annuity
                                     annual  maintenance  fee does not apply,  you           payments   at  such  time,   and  your
                                     would pay the following  expenses on a $1,000           Account  Value is  $50,000  or higher,
                                     investment,  assuming  5%  annual  return  on           so that  the  annual  maintenance  fee
                                     assets:                                                 does  not  apply,  you  would  pay the
                                                                                             following   expenses   on   a   $1,000
                                                                                             investment,  assuming 5% annual return
                                                                                             on assets:
                                     ---------------------------------------------- ------- ----------------------------------------


                                          After:                                           After:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ --------- ---------- --------- ---------- ------ ---------- ---------- --------- --------
Sub-Account:                               1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
------------------------------------------ --------- ---------- --------- ---------- ------ ---------- ---------- --------- --------
AST Alger Mid-Cap Growth 3                    59        79        101        218               19         59        101        218
------------------------------------------ --------- ---------- --------- ---------- ------ ---------- ---------- --------- --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                Expense Examples
                                               (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------------- ------- ----------------------------------------
                                       If you  surrender  your  Annuity at the end           If you do not  surrender  your  Annuity
                                       of the  applicable  time  period,  and your           at  the  end  of  the  applicable  time
                                       Account  Value is lower  than  $50,000,  so           period   or   begin   taking    annuity
                                       that  the  maintenance  fee  applies,   you           payments   at  such   time,   and  your
                                       would  pay  the  following  expenses  on  a           Account  Value is lower  than  $50,000,
                                       $1,000   investment,   assuming  5%  annual           so that the  maintenance  fee  applies,
                                       return on assets:                                     you  would pay the  following  expenses
                                                                                             on a  $1,000  investment,  assuming  5%
                                                                                             annual return on assets:
                                       -------------------------------------------- ------- ----------------------------------------



                                         After:                                           After:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ --------- ---------- --------- ---------- ------ ---------- ---------- --------- --------
Sub-Account:                               1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
------------------------------------------ --------- ---------- --------- ---------- ------ ---------- ---------- --------- --------
AST Alger Mid-Cap Growth 3                    61        85        111        236               21         65        111        236
------------------------------------------ --------- ---------- --------- ---------- ------ ---------- ---------- --------- --------

                      C. PORTFOLIO/SUB-ACCOUNT NAME CHANGES

1. Effective August 8, 2000 T. Rowe Price International, Inc. became the new portfolio sub-advisor for the AST T. Rowe Price Global Bond portfolio.

                       D. MAXIMUM NUMBER OF FREE TRANSFERS

The maximum number of transfers you can make between investment options each Annuity Year without being subject to a Transfer Fee is increased from twelve
(12) to twenty (20).

                              E. PARTIAL EXCHANGES

TAX CONSIDERATIONS

The following paragraph replaces the corresponding paragraph under the Tax Considerations section in your Annuity prospectus:

Special rules in relation to tax-free exchanges under Section 1035:

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of a non-qualified annuity contract and direct transfer of the resulting proceeds for the purchase of a new non-qualified annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this prospectus supplement, we will treat a partial surrender of this type as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% IRS early distribution penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. We will continue to report a partial surrender of a life insurance policy as subject to current taxation to the extent of any gain. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.


GAL 3-SUPP. (10/23/2000)                                         VAGAL3 10/23/00



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (2) Not applicable. American Skandia Life Assurance Corporation maintains custody of all assets.

         (3) (a) Form of revised Principal Underwriting Agreement between American Skandia Life Assurance Corporation and Skandia Life Equity Sales Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b) Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

         (4) (a) Copy of the form of the Annuity filed via Edgar with Post-Effective Amendment No. 13 to Registration Statement No. 33-44436, filed April 29, 1997.

                   (b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

                   (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post- Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

         (5)      A  copy  of  the  application   form  used  with  the  Annuity
                  (previously filed in Pre-Effective Amendment No. 1 to this Registration Statement, filed April 20, 1995). FILED VIA EDGAR with Post-Effective Amendment No. 3 to this Registration Statement No. 33-88362, filed April 27, 1998.

         (6) (a) Copy of the certificate of incorporation of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a)      American   Skandia   Trust   filed  via  EDGAR   with
                           Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

                  (b) Form of Sales Agreement between Depositor and The Galaxy VIP Fund filed via EDGAR with Post-Effective Amendment No. 3 to this Registration Statement No. 33-88362, filed April 27, 1998.

                  (c)      The  Alger   American   Fund  filed  via  EDGAR  with
                           Post-Effective   Amendment  No.  6  to   Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (d)      The  Montgomery  Funds  III  filed  via  EDGAR in the
                           Initial   Registration   Statement  to   Registration
                           Statement No. 333-08853, filed July 25, 1996.



         (9)      Opinion   and   consent  of  Counsel   filed  via  EDGAR  with
                  Post-Effective Amendment No. 5 to this Registration Statement No. 33-88362, filed April 26, 2000.


         (10)     Consent of Ernst & Young LLP.                   FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 33-88362, filed April 30, 1997.

         (14)     Financial Data Schedule

Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia Inc.:

         (1) American Skandia Information Services and Technology Corporation (ASIST): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2) American Skandia Marketing, Incorporated (ASM, Inc.): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also provides such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment  Services,  Incorporated  (ASISI):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4) Skandia Vida: This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers.

Item 27. Number of Contract Owners: As of December 31, 1999, there were 6,637 owners of Annuities.

Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a) At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)  Directors and officers of ASM, Inc.

Name and Principal Business Address                                               Position and Offices with Underwriter
-----------------------------------                                               -------------------------------------
Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883





Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Derek Winegard                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883




Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)Registrant   hereby   undertakes  to  deliver  any  Statement  of  Additional
Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Depositor.

                                    EXHIBITS


                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable. The exhibits included are as follows:



                  No. 10   Consent of Ernst & Young LLP



                                   SIGNATURES

     As equired by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 13th day of October, 2000.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 3 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:  /s/ Kathleen A. Chapman                                       Attest:  /s/Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                             Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:  /s/ Kathleen A. Chapman                                       Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                              Scott K. Richardson


                    As required by the Securities Act of 1933, this Registration
                    Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                        (Principal Executive Officer)



           Wade A. Dokken*        President and Chief Executive Officer,                  October 13, 2000
           Wade A. Dokken           Chairman of the Board and Director

                         (Principal Financial Officer and Principal Accounting Officer)

     /s/ Thomas M. Mazzaferro         Executive Vice President and                        October 13, 2000
        Thomas M. Mazzaferro              Chief Financial Officer

      /s/ David R. Monroe             Senior Vice President, Treasurer                    October 13, 2000
           David R. Monroe               and Corporate Controller


                                           (Board of Directors)

      Patricia Abram***                     Gordon C. Boronow*                Malcolm M. Campbell*
      Patricia Abram                        Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                         Y.K. Chan***                    Lincoln R. Collins*
      Wade A. Dokken                          Y.K. Chan                       Lincoln R. Collins

      Ian Kennedy***                       Thomas M. Mazzaferro*                 Gunnar Moberg*
      Ian Kennedy                          Thomas M. Mazzaferr                   Gunnar Moberg

      Christian Thwaites***                 Bayard F. Tracy*                   Deborah G. Ullman***
      Christian Thwaites                    Bayard F. Tracy                    Deborah G. Ullman

                                            Brett M. Winson**
                                            Brett M. Winson

                                */**/***By:  /s/ Kathleen A. Chapman
                                            Kathleen A. Chapman
[FN]

     *Pursuant to Powers of Attorney previously filed with Initial Registration Statement No. 333-25733

     **Pursuant to Power of Attorney filed with Post-Effective Amendment No.4 to Registration Statement No. 333-25733

     ***Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 11 to Registration Statement No. 33-87010